Schedule II - Crestwood Equity Partners LP - Valuation and Qualifying Accounts (Details) - Allowance for Doubtful Accounts - USD ($)Schedule II - Crestwood Equity Partners LP - Valuation and Qualifying Accounts - Allowance for Doubtful Accounts (Detail) - Crestwood Equity Partners LP - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	$ 0.1	$ 0.1	$ 0.0
Valuation Allowances and Reserves, Charged to Cost and Expense	0.0	0.0	(1.1)
Valuation Allowances and Reserves, Charged to Other Accounts	0.4	0.0	1.2
Valuation Allowances and Reserves, Deductions	(0.1)	0.0	0.0
Valuation Allowances and Reserves, Balance	$ 0.4	$ 0.1	$ 0.1